SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows
Cash and cash equivalents	¥ 208,373,759	$ 32,698,390	¥ 227,004,137
Restricted cash	223,971,197	35,145,968	168,469,077
Total cash, cash equivalents and restricted cash	¥ 432,344,956	$ 67,844,358	¥ 395,473,214	$ 62,058,377	¥ 501,602,013	¥ 748,322,305